Investments - Narrative (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Apr. 18, 2024
Disclosure of joint ventures [line items]
Interest in joint ventures	$ 28,123	$ 16,806
Anglo Eastern Univan Group Limited
Disclosure of joint ventures [line items]
Non-current investments accounted for at fair value	45,000
Proportion of ownership interest in investment			0.10
Dividends received	3,700
SwissMarine | Golden Ocean Group Limited
Disclosure of joint ventures [line items]
Non-current investments accounted for at fair value	$ 44,800